Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of The Assets (Details)	Dec. 31, 2025
Schedule of Estimated Useful Lives of The Assets [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Leasehold Improvements [Member]
Computer Equipment [Member]
Schedule of Estimated Useful Lives of The Assets [Line Items]
Estimated useful lives of the assets	3 years
Software Development [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of The Assets [Line Items]
Estimated useful lives of the assets	5 years
Software Development [Member] | Minimum [Member]
Schedule of Estimated Useful Lives of The Assets [Line Items]
Estimated useful lives of the assets	3 years
Production and laboratory equipment [Member]
Schedule of Estimated Useful Lives of The Assets [Line Items]
Estimated useful lives of the assets	5 years
Specialized Technical Equipment [Member]
Schedule of Estimated Useful Lives of The Assets [Line Items]
Estimated useful lives of the assets	20 years
Cyclotron systems [Member]
Schedule of Estimated Useful Lives of The Assets [Line Items]
Estimated useful lives of the assets	20 years